Stock Options	12 Months Ended
Dec. 31, 2020
Share-based Payment Arrangement [Abstract]
Stock Options

NOTE 10 – STOCK OPTIONS

On October 18, 2018, the Company adopted the 2018 Share Incentive Plan (the “2018 Equity Incentive Plan”), pursuant to which the Company’s Board of Directors is authorized to grant up to 190,477 options, exercisable into 190,477 shares of Common Stock of the Company. The purpose of the 2018 Equity Incentive Plan is to offer attract and retain the best available personnel, provide incentive to individuals who perform services for the Company and promote the success of the Company’s business.

On January 3, 2019, the Company granted of 80,954 options under the 2018 Equity Incentive Plan of which 9,524 options are vested quarterly over three years commencing May 15, 2018, 35,715 options are vested 1/3 after a year commencing October 1, 2018 and the remaining 2/3 are vested quarterly over additional two years, 14,286 options are vested quarterly over three years commencing October 1, 2018 and 21,429 options are vested 1/3 after a year commencing January 1, 2019 and the remaining 2/3 are vested quarterly over additional two years

On April, 2019, the Board of Directors of the Company approved the issuance of 28,572 options to purchase 28,572 Company’s Common Stock 0.0001 par value, to Mr. Dan Sztybel, under the Company’s 2018 Equity Incentive Plan. The options shall vest quarterly over three years, commencing April 1, 2019, and shall be exercisable for an exercise price of $3.15 per share. In addition, the Board of Directors of the Company approved the issuance of 14,286 options to purchase 14,286 Company’s Common Stock 0.0001 par value, to Mr. Dan Sztybel, subject to Save Foods Ltd’s obtainment of certain EPA and FDA approvals by the end of the second quarter of 2020. Such conditions did not met as of June 30, 2020.

On November 12, 2019, the Board of Directors of the Company approved the grant of 45,239 options under the 2018 Equity Incentive Plan of which 28,572 options are vested quarterly over three years commencing January 3, 2019, 9,524 options are vested 1/3 after a year commencing January 3, 2019 and the remaining 2/3 are vested quarterly over additional two years, and 7,143 options are vested 1/3 after a year commencing October 1, 2019 and the remaining 2/3 are vested quarterly over additional two years.

In addition, the Board of Directors approved the agreement with a consultant, according to which the consultant would receive 2,858 fully vested options to purchase Company’s shares at exercise price of $6.3 per option for certain “closed” introduction made by the consultant in Chile. No options were granted under this agreement as of December 31, 2020.

On June 23, 2020, the Company granted 21,143 options to purchase its Common Stock under the 2018 Equity Incentive Plan (the “Plan”). The options shall vest quarterly over two years commencing June 23, 2020, whereby 12.50% of the shares covered by the options will vest on the three month anniversary of June 23, 2020, and 12.50% of the shares covered by the options will vest at the end of each subsequent three month period thereafter over the course of the subsequent 21 months.

On July 1, 2020, the Company granted 71,431 options to purchase its Common Stock under the 2018 Equity Incentive Plan. The options shall vest quarterly over two years commencing June 1, 2020, whereby 12.50% of the shares covered by the options will vest on the three month anniversary of June 1, 2020, and 12.50% of the shares covered by the options will vest at the end of each subsequent three month period thereafter over the course of the subsequent 21 months. The fair value of the options was estimated at a value of $344,767 at the date of issuance using the Black-Scholes option pricing model.

In addition, on July 1, 2020, the Board approved an increase to the share option pool under the Plan by 99,466 shares of Common Stock, such that after the increase the total number of shares of Common Stock issuable under the Plan is 289,942 shares of Common Stock.

On September 22, 2020, the Board approved an amendment of the terms of the outstanding options granted to certain employees and directors of the Company. According to the new terms, subject to the consummation of equity financing in excess of $1,000,000 and the completion of listing of the Company’s Common Stock for trade on the Nasdaq, and in the event that the employment or engagement of such grantee is either terminated (not for cause) or otherwise changed thereby resulting in the conclusion of such engagement (including voluntary resignation), all outstanding options of such grantee shall vest immediately and shall be exercisable for a period of three years following the termination date.

The following table presents the Company’s stock option activity for employees and directors of the Company for the year ended December 31, 2020 and 2019:

	Number of Options	Weighted Average Exercise Price
Outstanding at January 1, 2019	59,525	3.15
Granted (*)	109,526	3.15
Exercised	-	-
Forfeited	(4,762)	3.15
Outstanding at January 1, 2020	164,289	3.15
Granted	92,574	3.64
Exercised	(6,350)	3.15
Forfeited	(29,365)	3.15
Expired	(14,286)	3.15
Outstanding at December 31, 2020	206,862	3.15
Number of options exercisable at December 31, 2020	97,351	3.27

(*) Options that were granted on January 3, 2019 with vesting that commences before December 31, 2018.

The aggregate intrinsic value of the awards outstanding as of December 31, 2020 is US$1,084,465. These amounts represent the total intrinsic value, based on the Company’s stock price of US$ 8.61 as of December 31, 2020, less the weighted exercise price. This represents the potential amount received by the option holders had all option holders exercised their options as of that date.

The fair value of options granted was estimated at the dates of grant using the Black-Scholes option pricing model. The following are the data and assumptions used:

	2020	2019
Dividend yield	0	0
Expected volatility (%) (*)	52%	54%
Risk-free interest rate (%) (**)	0.23%	1.56-2.39%
Expected term of options (years) (***)	5	5
Exercise price (US dollars)	3.15-3.78	3.15
Share price (US dollars)	7.63	6.3
Fair value (US dollars)	4.83-5.17	4.19

(*)	Due to the low trading volume of the Company’s Common Stock, the expected volatility was based on the historical volatility of the share price of other public companies that operate in the same industry sector as the Company (agricultural chemical industry).

(**)	The risk-free interest rate represented the risk-free rate of US$ zero – coupon US Government Loans.

(***)	Due to the fact that the Company does not have sufficient historical exercise data, the expected term was determined based on the “simplified method” in accordance with SEC Staff Accounting Bulletin No. 110.

The total fair value estimation of the non-cash compensation of the grant at 2020 and 2019 was approximately $453,976 and $440,848, respectively. Costs incurred in respect of stock-based compensation for employees and directors, for the year ended December 31, 2020 and 2019 were $492,619 and $438,670, respectively.

As of December 31, 2020, there are 76,730 options available for future grants under the 2018 Equity Incentive Plan.